COLUMBIA ACORN TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL 60602

May 5, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Columbia Acorn Trust

1933 Act Registration No. 002-34223

1940 Act Registration No. 811-01829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Columbia Acorn Trust (the “Trust”) certifies that:

a.	the forms of prospectuses dated May 1, 2015 for Columbia Acorn International, Columbia Acorn Select, Columbia Acorn International Select, Columbia Thermostat Fund, Columbia Acorn European Fund and Columbia Acorn Emerging Markets Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 30, 2015.

Very truly yours,

COLUMBIA ACORN TRUST

By:	/s/ P. Zachary Egan
P. Zachary Egan, President